Commitments and Contingencies - Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2015 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2014	$ 42
2015	95
2016	36
2017	32
2018	33
Thereafter	156
Total	$ 394